PGIM Core Bond Fund
Schedule of Investments (unaudited) as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 105.2%
Asset-Backed Securities 22.6%
Automobiles 5.8%
AmeriCredit Automobile Receivables Trust,
Series 2019-03, Class C	2.320%	07/18/25	326	$324,878
Series 2021-02, Class C	1.010	01/19/27	1,300	1,198,611
Series 2021-03, Class C	1.410	08/18/27	1,400	1,270,069
Series 2023-01, Class C	5.800	12/18/28	2,100	2,053,007
Series 2023-02, Class C	6.000	07/18/29	900	877,667
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A	4.000	03/20/25	417	414,906
Series 2020-01A, Class A, 144A	2.330	08/20/26	1,200	1,125,614
Series 2021-01A, Class A, 144A	1.380	08/20/27	3,500	3,087,952
Series 2021-02A, Class A, 144A	1.660	02/20/28	3,800	3,305,062
Series 2022-01A, Class A, 144A	3.830	08/21/28	4,800	4,419,990
Series 2023-02A, Class A, 144A	5.200	10/20/27	2,000	1,942,227
Series 2023-08A, Class A, 144A	6.020	02/20/30	2,100	2,058,990
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A	6.291	07/26/32	2,908	2,886,838
Series 2023-CAR03, Class B, 144A	6.632	07/26/32	1,129	1,115,375
CarMax Auto Owner Trust,
Series 2021-02, Class C	1.340	02/16/27	1,100	1,010,968
Series 2021-04, Class C	1.380	07/15/27	800	721,712
Series 2022-01, Class C	2.200	11/15/27	1,300	1,185,580
Series 2022-01, Class D	2.470	07/17/28	600	543,935
Ford Credit Auto Owner Trust,
Series 2019-01, Class A, 144A	3.520	07/15/30	600	596,984
Series 2020-02, Class A, 144A	1.060	04/15/33	1,100	999,916
Series 2021-01, Class B, 144A	1.610	10/17/33	630	560,603
Series 2021-02, Class B, 144A	1.910	05/15/34	600	525,714
Series 2023-01, Class A, 144A	4.850	08/15/35	4,200	4,036,524
Series 2023-02, Class A, 144A	5.280	02/15/36	2,800	2,732,093

Ford Credit Floorplan Master Owner Trust, Series 2020-02, Class A	1.060	09/15/27	2,800	2,553,831
GLS Auto Receivables Issuer Trust, Series 2021-04A, Class B, 144A	1.530	04/15/26	1,428	1,408,814
GM Financial Consumer Automobile Receivables Trust,
Series 2023-04, Class B	6.160	04/16/29	1,100	1,097,855
Series 2023-04, Class C	6.410	05/16/29	700	698,779

GM Financial Revolving Receivables Trust, Series 2021-01, Class B, 144A	1.490	06/12/34	200	173,945

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)

Hertz Vehicle Financing III LLC, Series 2023-01A, Class A, 144A	5.490%	06/25/27	3,800	$3,725,450
Hertz Vehicle Financing III LP, Series 2021-02A, Class A, 144A	1.680	12/27/27	1,900	1,662,496
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A	1.210	12/26/25	2,200	2,096,518
Series 2022-02A, Class A, 144A	2.330	06/26/28	5,500	4,796,710
Series 2023-03A, Class A, 144A	5.940	02/25/28	2,300	2,274,494
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27	4,100	3,969,869
Series 2021-01A, Class B, 144A	1.260	07/14/28	2,700	2,399,054
Series 2023-01A, Class A, 144A	5.410	11/14/29	4,800	4,683,184
Santander Drive Auto Receivables Trust,
Series 2021-02, Class C	0.900	06/15/26	303	300,633
Series 2021-02, Class D	1.350	07/15/27	2,300	2,183,569
Series 2021-03, Class C	0.950	09/15/27	1,159	1,142,773
Series 2022-01, Class C	2.560	04/17/28	1,800	1,735,886
Series 2023-01, Class C	5.090	05/15/30	800	774,779
Series 2023-03, Class C	5.770	11/15/30	1,500	1,474,389
Series 2023-04, Class C	6.040	12/15/31	2,500	2,459,723
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A	5.710	01/22/30	300	292,438
Series 2023-01A, Class C, 144A	5.970	02/20/31	500	483,795

Toyota Auto Loan Extended Note Trust, Series 2020-01A, Class A, 144A	1.350	05/25/33	1,000	930,082
Wheels Fleet Lease Funding LLC, Series 2023-01A, Class A, 144A	5.800	04/18/38	4,400	4,370,990
World Omni Select Auto Trust,
Series 2019-A, Class C	2.380	12/15/25	86	86,285
Series 2021-A, Class C	1.090	11/15/27	600	547,152
				87,318,708
Collateralized Loan Obligations 15.1%
AGL CLO Ltd. (Cayman Islands), Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.824(c)	12/02/34	5,250	5,209,810
Allegro CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1A, 144A, 3 Month SOFR + 1.652% (Cap N/A, Floor 1.390%)	7.048(c)	01/19/33	5,000	4,973,129

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2021-17A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.825%(c)	07/15/34	6,500	$6,409,000
Apidos CLO Ltd. (United Kingdom), Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.380(c)	04/26/35	7,500	7,548,014
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.422%)	6.834(c)	10/21/34	6,500	6,435,000
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.794(c)	01/20/32	5,000	4,988,913
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.462%)	6.877(c)	07/20/34	3,100	3,073,770

Barings CLO Ltd. (Cayman Islands), Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.777(c)	01/20/34	11,750	11,667,254
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.727(c)	07/18/30	860	855,977
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.830(c)	01/25/35	400	395,784
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.810(c)	04/24/34	5,500	5,426,927
Series 2019-16A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.797(c)	12/19/32	3,250	3,223,834

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1RR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.757(c)	01/20/32	10,213	10,151,967
Carlyle US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 0.000%)	6.697(c)	04/20/31	931	928,179
Series 2021-05A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.797(c)	07/20/34	7,000	6,917,060

CBAM Ltd. (Cayman Islands), Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.857(c)	07/20/34	8,500	8,397,199

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.864%(c)	10/17/31	1,000	$997,379
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)	6.795(c)	07/15/34	2,000	1,978,047

Clover CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)	6.740(c)	10/25/33	11,000	10,896,938
Crown Point CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.784(c)	01/17/34	5,500	5,429,009
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)	6.935(c)	07/15/29	85	84,333
Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.845(c)	07/15/34	3,500	3,464,158

Elmwood CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	6.827(c)	04/20/34	7,000	6,958,000
Generate CLO Ltd. (Cayman Islands), Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.824(c)	01/22/31	465	463,551
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)	6.670(c)	04/26/31	999	994,088
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)	6.962(c)	04/15/33	6,500	6,431,188
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	6.631(c)	02/05/31	226	224,249
Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.817(c)	04/20/34	4,125	4,099,857
ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A1, 144A, 3 Month SOFR + 1.632% (Cap N/A, Floor 1.370%)	7.025(c)	01/16/33	1,400	1,392,838
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.877(c)	01/20/35	9,000	8,893,289

KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.835(c)	01/15/31	435	433,229

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Logan CLO Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.837%(c)	07/20/34	5,250	$5,210,033
Madison Park Funding Ltd. (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month SOFR + 1.092% (Cap N/A, Floor 0.000%)	6.504(c)	04/22/27	658	656,790
Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.614(c)	10/21/30	11,241	11,181,604
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.794(c)	04/21/31	788	780,972
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.827(c)	07/20/31	1,118	1,112,702

Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)	6.775(c)	07/15/31	1,962	1,951,597
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.472%)	6.869(c)	06/20/34	9,750	9,677,443
Series 2019-20A, Class A1R, 144A, 3 Month SOFR + 1.592% (Cap N/A, Floor 1.330%)	6.970(c)	01/25/32	2,500	2,484,643

Ocean Trails CLO (Cayman Islands), Series 2014-05A, Class ARR, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.280%)	6.935(c)	10/13/31	8,325	8,268,852
OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	6.644(c)	01/15/33	3,500	3,454,643
Octagon Investment Partners 31 Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	6.727(c)	07/20/30	3,126	3,115,243
OZLM Funding Ltd. (Cayman Islands), Series 2013-04A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)	6.924(c)	10/22/30	579	576,697
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)	6.902(c)	10/30/30	292	291,600
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	6.794(c)	01/17/31	649	647,650

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands), (cont’d.)
Series 2015-01A, Class A1A4, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)	6.771%(c)	05/21/34	7,000	$6,939,559

Regatta VII Funding Ltd. (Cayman Islands), Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.809(c)	06/20/34	6,500	6,452,007
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.437% (Cap N/A, Floor 1.175%)	6.815(c)	07/25/31	241	239,479
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.707(c)	04/20/31	938	931,274
Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1A, 144A, 3 Month SOFR + 1.582% (Cap N/A, Floor 1.320%)	6.997(c)	10/20/32	5,000	4,989,263
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	6.711(c)	01/26/31	873	866,503
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.757(c)	01/20/32	1,300	1,288,245
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.825(c)	07/15/34	2,200	2,169,317

Symphony CLO Ltd. (Cayman Islands), Series 2016-18A, Class A1RR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.774(c)	07/23/33	4,250	4,224,279
Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)	6.904(c)	01/17/30	546	542,941
TICP CLO Ltd. (Cayman Islands), Series 2017-09A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.817(c)	01/20/31	744	742,832
Tikehau US CLO Ltd. (Bermuda), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.466(c)	07/15/34	5,500	5,513,291
Trimaran Cavu Ltd., Series 2019-01A, Class A1, 144A, 3 Month SOFR + 1.722% (Cap N/A, Floor 1.460%)	7.137(c)	07/20/32	1,250	1,243,920
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 0.000%)	6.865(c)	10/15/30	590	585,297

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands), (cont’d.)
Series 2015-01A, Class A1R, 144A, 3 Month SOFR + 1.162% (Cap N/A, Floor 0.900%)	6.557%(c)	01/18/29	231	$231,090
Series 2016-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.747(c)	01/20/31	848	845,586

Wellfleet CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.764(c)	07/17/31	2,286	2,270,203
Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.945(c)	04/15/30	131	130,177
				228,957,702
Consumer Loans 0.9%
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A	3.840	05/14/32	28	28,029
Series 2020-02A, Class A, 144A	1.750	09/14/35	2,600	2,327,546
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)	6.080(c)	06/16/36	2,800	2,729,129
Series 2022-02A, Class A, 144A	4.890	10/14/34	2,360	2,304,497
Series 2023-02A, Class A1, 144A	5.840	09/15/36	5,300	5,196,204

Oportun Issuance Trust, Series 2022-02, Class A, 144A	5.940	10/09/29	497	494,985
				13,080,390
Credit Cards 0.1%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30	2,100	1,944,936
Equipment 0.1%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A	2.720	06/15/40	452	441,537
Series 2019-A, Class A5, 144A	3.080	11/12/41	800	784,492
Series 2019-B, Class A5, 144A	2.290	11/12/41	1,200	1,111,822
				2,337,851

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans 0.1%
Towd Point HE Trust, Series 2023-01, Class A1A, 144A	6.875%	02/25/63	431	$430,060
Towd Point Mortgage Trust, Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	1,400	1,407,151
				1,837,211
Other 0.1%
Home Partners of America Trust, Series 2021-03, Class A, 144A	2.200	01/17/41	1,116	939,147
Student Loans 0.4%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42	169	151,797
Series 2018-AGS, Class A1, 144A	3.210	02/25/44	126	114,624
Series 2020-AGS, Class A, 144A	1.980	08/25/50	578	483,679

ELFI Graduate Loan Program LLC, Series 2020-A, Class A, 144A	1.730	08/25/45	967	823,936
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42	10	9,714
Series 2018-B, Class A2FX, 144A	3.540	05/26/43	25	25,143
Series 2019-A, Class A2FX, 144A	2.730	10/25/48	61	59,392
Navient Private Education Refi Loan Trust,
Series 2018-CA, Class A2, 144A	3.520	06/16/42	38	37,856
Series 2019-CA, Class A2, 144A	3.130	02/15/68	241	228,408
Series 2020-BA, Class A2, 144A	2.120	01/15/69	495	447,657
Series 2020-DA, Class A, 144A	1.690	05/15/69	375	335,442

Pennsylvania Higher Education Assistance Agency, Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)	5.965(c)	05/25/70	1,614	1,587,091
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A	2.840	01/25/41	215	206,955
Series 2019-A, Class A2FX, 144A	3.690	06/15/48	361	344,949
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	447	408,990
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	167	161,450

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)
SoFi Professional Loan Program Trust, (cont’d.)
Series 2020-A, Class A2FX, 144A	2.540%	05/15/46	823	$753,358
Series 2020-C, Class AFX, 144A	1.950	02/15/46	435	389,540
				6,569,981

Total Asset-Backed Securities (cost $350,737,063)				342,985,926
Commercial Mortgage-Backed Securities 14.6%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF01, Class A4, 144A	2.495	05/15/53	5,500	4,427,482
Series 2021-MF02, Class A4, 144A	2.252	06/15/54	8,900	6,696,774

Assurant Commercial Mortgage Trust, Series 2016-01A, Class AS, 144A	3.172	05/15/49	164	156,877
BANK,
Series 2019-BN17, Class A3	3.456	04/15/52	4,210	3,676,891
Series 2019-BN20, Class A2	2.758	09/15/62	5,643	4,601,728
Series 2019-BN23, Class A2	2.669	12/15/52	2,200	1,801,140
Series 2020-BN25, Class A4	2.399	01/15/63	3,800	3,067,291
Series 2020-BN26, Class A3	2.155	03/15/63	5,000	3,906,043
Series 2020-BN27, Class A4	1.901	04/15/63	4,700	3,572,599
Series 2020-BN29, Class A3	1.742	11/15/53	2,600	1,872,792
Series 2021-BN32, Class A4	2.349	04/15/54	9,000	7,052,238
Series 2021-BN34, Class A4	2.156	06/15/63	7,000	5,193,709
Series 2021-BN38, Class A4	2.275	12/15/64	5,700	4,239,576
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	500	432,619
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)	6.254(c)	03/15/37	6,000	5,547,514
Series 2020-C07, Class A4	1.786	04/15/53	5,700	4,378,645
Series 2021-C10, Class ASB	2.268	07/15/54	5,275	4,374,944
BBCMS Mortgage Trust,
Series 2023-C21, Class A2	6.506(cc)	09/15/56	3,500	3,529,765
Series 2023-C22, Class A2	6.728	11/15/56	5,600	5,634,374
Benchmark Mortgage Trust,
Series 2018-B01, Class A4	3.402	01/15/51	856	793,813
Series 2018-B03, Class A4	3.761	04/10/51	1,150	1,040,418
Series 2019-B10, Class A3	3.455	03/15/62	2,500	2,184,570
Series 2020-B17, Class A4	2.042	03/15/53	1,800	1,381,684

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Benchmark Mortgage Trust, (cont’d.)
Series 2020-B21, Class A4	1.704%	12/17/53	2,600	$1,958,878
Series 2020-IG03, Class A2, 144A	2.475	09/15/48	5,500	5,134,549
Series 2021-B24, Class A3	2.010	03/15/54	2,600	2,119,011
Series 2021-B31, Class A4	2.420	12/15/54	6,400	4,841,400
Series 2023-B38, Class A2	5.626	04/15/56	6,000	5,804,618
Series 2023-B39, Class A2	6.575(cc)	07/15/56	7,000	6,983,006
Series 2023-V03, Class A3	6.363(cc)	07/15/56	7,000	7,001,999
BMO Mortgage Trust,
Series 2023-5C01, Class A3	6.534(cc)	08/15/56	7,200	7,236,595
Series 2023-5C02, Class A3	7.055(cc)	11/15/56	9,000	9,282,953

Cantor Commercial Real Estate Lending, Series 2019-CF03, Class A3	2.752	01/15/53	2,900	2,361,938
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	434	397,421
Series 2019-CD08, Class A3	2.657	08/15/57	2,700	2,200,428

CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	2,831	2,659,326
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	1,760	1,633,676
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A4	2.878	02/10/48	1,162	1,128,836
Series 2016-C03, Class A3	2.896	11/15/49	883	801,357
Series 2016-P03, Class A3	3.063	04/15/49	4,535	4,274,973
Series 2017-P08, Class A3	3.203	09/15/50	1,700	1,519,536
Series 2019-C07, Class A3	2.860	12/15/72	1,120	920,772
Series 2019-GC41, Class A4	2.620	08/10/56	3,000	2,472,894
Commercial Mortgage Trust,
Series 2015-DC01, Class A5	3.350	02/10/48	1,510	1,444,958
Series 2015-PC01, Class A4	3.620	07/10/50	824	803,189
Series 2016-COR01, Class A3	2.826	10/10/49	792	719,001
CSAIL Commercial Mortgage Trust,
Series 2017-C08, Class A3	3.127	06/15/50	1,144	1,015,946
Series 2021-C20, Class A2	2.486	03/15/54	5,517	4,375,635
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	461	419,163
Series 2020-C09, Class A4	1.644	08/15/53	5,800	4,484,983
Fannie Mae-Aces,
Series 2018-M10, Class A1	3.357(cc)	07/25/28	17	17,083
Series 2019-M21, Class 3A1	2.100	06/25/34	2,474	2,247,368
Series 2019-M25, Class A1	2.142	11/25/29	269	264,525

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

FHLMC Multifamily Structured Pass-Through Certificates, Series KW08, Class A2	3.600%	01/25/29	4,500	$4,116,305
GS Mortgage Securities Corp. Trust, Series 2021-RENT, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	6.149(c)	11/21/35	1,386	1,372,822
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3	3.119	05/10/50	942	903,222
Series 2015-GC34, Class A3	3.244	10/10/48	3,918	3,718,116
Series 2021-GSA03, Class A4	2.369	12/15/54	7,000	5,199,835

JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920	02/15/48	865	819,428
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP05, Class A4	3.457	03/15/50	284	269,915
JPMDB Commercial Mortgage Securities Trust, Series 2017-C05, Class A4	3.414	03/15/50	936	861,610
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	692	637,283
Series 2016-JP03, Class A4	2.627	08/15/49	433	395,295

Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A3, 144A	3.289	07/12/50	1,188	1,091,042
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451	07/15/50	3,910	3,738,975
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	900	810,523
Series 2016-UB11, Class A3	2.531	08/15/49	1,807	1,637,418
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4	3.212	11/15/50	1,800	1,632,814
Series 2018-C09, Class A3	3.854	03/15/51	657	592,072
Series 2018-C14, Class A3	4.180	12/15/51	1,144	1,039,850
Series 2019-C18, Class A3	2.782	12/15/52	4,400	3,558,892
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2	2.399	08/15/49	1,193	1,075,964
Series 2016-C35, Class A3	2.674	07/15/48	1,680	1,547,650
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,377,606
Series 2017-C38, Class A4	3.190	07/15/50	919	830,491
Series 2017-RB01, Class A4	3.374	03/15/50	1,012	910,923
Series 2018-C46, Class A3	3.888	08/15/51	2,000	1,803,377
Series 2019-C49, Class A3	3.749	03/15/52	3,000	2,807,071
Series 2019-C50, Class A4	3.466	05/15/52	2,500	2,217,220
Series 2019-C52, Class A3	2.631	08/15/52	2,000	1,917,560
Series 2020-C57, Class A3	1.864	08/15/53	5,300	4,043,240

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2021-C59, Class A3	1.958%	04/15/54	5,921	$4,829,140

Total Commercial Mortgage-Backed Securities (cost $258,274,825)				221,845,162
Corporate Bonds 32.0%
Aerospace & Defense 0.5%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.400	04/15/30	335	286,669
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	1,530	1,406,043
Sr. Unsec’d. Notes	3.550	03/01/38	495	346,274
Sr. Unsec’d. Notes	3.625	02/01/31	5,450	4,593,952
Sr. Unsec’d. Notes	3.850	11/01/48	455	293,402

HEICO Corp., Gtd. Notes	5.250	08/01/28	725	699,466
L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.832	04/27/25	30	29,050
				7,654,856
Agriculture 1.0%
Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	630	526,057
Gtd. Notes	3.400	02/04/41	2,010	1,230,356
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	1,910	1,603,882
Gtd. Notes	2.726	03/25/31	2,180	1,642,706
Gtd. Notes	3.557	08/15/27	120	108,586
Gtd. Notes	6.343	08/02/30	710	687,409

BAT International Finance PLC (United Kingdom), Gtd. Notes	5.931	02/02/29	1,295	1,257,185
Philip Morris International, Inc., Sr. Unsec’d. Notes	5.125	02/15/30	7,955	7,492,967
				14,549,148
Airlines 0.1%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	63	55,661

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
Delta Air Lines 2020-1 Class AA Pass-Through Trust, Pass-Through Certificates	2.000%	12/10/29	566	$488,546
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30	275	238,645
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	387	309,374
				1,092,226
Auto Manufacturers 0.4%
Ford Motor Co., Sr. Unsec’d. Notes	5.291	12/08/46	285	206,994
General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	900	771,933
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	490	440,951
Gtd. Notes	4.350	01/17/27	180	168,990
Sr. Unsec’d. Notes	2.700	08/20/27	375	327,316
Sr. Unsec’d. Notes	3.600	06/21/30	2,655	2,188,680
Sr. Unsec’d. Notes	5.800	06/23/28	2,705	2,620,142
				6,725,006
Banks 10.4%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	1.849	03/25/26	200	178,590
Bank Gospodarstwa Krajowego (Poland), Gov’t. Gtd. Notes, 144A, MTN	5.375	05/22/33	590	548,700
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	12,960	9,938,982
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	1,530	1,382,448
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	1,595	1,443,404
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	2,705	2,133,290
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,720	1,586,665
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	400	353,559
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	320	290,960
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	105	93,901
Sub. Notes, MTN	4.000	01/22/25	800	778,578
Sub. Notes, MTN	4.450	03/03/26	1,500	1,436,581

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.650%	03/16/25	200	$192,368
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	1,780	1,754,934
Sr. Unsec’d. Notes	6.496(ff)	09/13/27	4,370	4,323,726
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	366,816
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	3,075	2,748,593
Sr. Unsec’d. Notes, 144A	1.675(ff)	06/30/27	1,425	1,255,562
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	1,385	1,158,552
Sr. Unsec’d. Notes, 144A	2.219(ff)	06/09/26	395	369,016
Sr. Unsec’d. Notes, 144A	5.335(ff)	06/12/29	465	446,488
Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	1,080	867,683
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	2.375	01/14/25	2,650	2,519,639
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/11/28	625	552,412
Citigroup, Inc.,
Sr. Unsec’d. Notes	1.122(ff)	01/28/27	8,090	7,191,125
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	1,415	1,074,240
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	1,400	1,116,054
Sr. Unsec’d. Notes	3.200	10/21/26	290	267,599
Sr. Unsec’d. Notes	3.400	05/01/26	350	329,127
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	180	161,761
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	490	444,204
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	670	621,218
Sub. Notes	4.400	06/10/25	4,000	3,871,115
Sub. Notes	4.450	09/29/27	840	776,087
Sub. Notes	4.600	03/09/26	945	905,710
Sub. Notes	4.750	05/18/46	460	343,000
Sub. Notes	6.174(ff)	05/25/34	900	839,358

Credit Agricole SA (France), Sr. Unsec’d. Notes, 144A, MTN	1.907(ff)	06/16/26	1,045	971,736
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	2.129(ff)	11/24/26	1,530	1,376,718
Sr. Unsec’d. Notes	7.146(ff)	07/13/27	525	524,110

Fifth Third Bancorp, Sr. Unsec’d. Notes(a)	6.339(ff)	07/27/29	1,310	1,269,088
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	3,075	2,729,798
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	3,405	2,960,463
Sr. Unsec’d. Notes	3.272(ff)	09/29/25	1,160	1,125,630

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	3.500%	01/23/25	75	$72,648
Sr. Unsec’d. Notes	3.500	04/01/25	1,230	1,183,952
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	1,585	1,423,632
Sr. Unsec’d. Notes	3.850	01/26/27	475	442,405
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	125	114,010
Sr. Unsec’d. Notes	6.484(ff)	10/24/29	6,760	6,756,109
Sub. Notes	5.150	05/22/45	335	271,821

Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29	630	605,538
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24	200	197,689
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A	7.778(ff)	06/20/54	855	738,396
Sr. Unsec’d. Notes, Series XR, 144A, MTN	4.000	09/23/29	1,790	1,489,718
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	3,920	3,583,804
Sr. Unsec’d. Notes	0.824(ff)	06/01/25	900	869,560
Sr. Unsec’d. Notes	1.040(ff)	02/04/27	4,160	3,697,270
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	215	191,733
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	2,565	1,980,087
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	7,000	5,748,002
Sr. Unsec’d. Notes	2.947(ff)	02/24/28	215	193,521
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	355	248,172
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	3,585	3,264,477
Sr. Unsec’d. Notes	4.323(ff)	04/26/28	165	154,974
Sub. Notes	2.956(ff)	05/13/31	1,855	1,499,328
Sub. Notes	3.875	09/10/24	375	367,791
Morgan Stanley,
Sr. Unsec’d. Notes	1.593(ff)	05/04/27	5,600	4,973,395
Sr. Unsec’d. Notes(a)	5.449(ff)	07/20/29	1,930	1,855,629
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	960	708,328
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	760	684,934
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	470	448,154
Sr. Unsec’d. Notes, GMTN	4.000	07/23/25	455	440,399
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,200	1,092,438
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	4,245	3,077,251
Sr. Unsec’d. Notes, MTN	2.720(ff)	07/22/25	1,500	1,459,424
Sr. Unsec’d. Notes, MTN	3.591(cc)	07/22/28	310	280,895
Sr. Unsec’d. Notes, Series F, MTN	3.875	04/29/24	365	361,308

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sub. Notes, GMTN	4.350%	09/08/26	3,800	$3,593,674
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	1.642(ff)	06/14/27	1,830	1,608,886
Sr. Unsec’d. Notes	5.076(ff)	01/27/30	720	660,611
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.582(ff)	06/12/29	2,655	2,541,774
Sr. Unsec’d. Notes	6.875(ff)	10/20/34	765	764,537
Societe Generale SA (France),
Gtd. Notes, 144A	2.797(ff)	01/19/28	275	241,614
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	3,800	3,388,736
Sr. Unsec’d. Notes, 144A, MTN	1.792(ff)	06/09/27	1,020	894,666
Sr. Unsec’d. Notes, 144A, MTN	6.447(ff)	01/12/27	1,350	1,336,220

State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375	01/24/24	630	627,700
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.348	01/15/25	2,520	2,407,597
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	10.156(c)	09/30/24	1,702	1,687,514
Truist Bank, Sub. Notes	2.250	03/11/30	2,840	2,095,958
Truist Financial Corp., Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	330	300,327
U.S. Bancorp, Sr. Unsec’d. Notes	5.836(ff)	06/12/34	4,555	4,200,816
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	555	516,588
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25	1,730	1,665,064
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	1,180	973,461
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	870	778,650
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	350	318,334
Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	1,585	1,434,965
Sr. Unsec’d. Notes	6.491(ff)	10/23/34	1,245	1,223,509
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	2,740	2,171,649
Sr. Unsec’d. Notes, MTN	5.013(ff)	04/04/51	2,300	1,824,282
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	5,045	4,858,650
				158,212,162

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700%	02/01/36	180	$158,321
Gtd. Notes	4.900	02/01/46	1,675	1,386,533

Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.350	06/01/40	975	787,535
Constellation Brands, Inc.,
Gtd. Notes	4.650	11/15/28	450	425,546
Sr. Unsec’d. Notes	2.250	08/01/31	1,030	782,584

Diageo Capital PLC (United Kingdom), Gtd. Notes	2.125	04/29/32	1,665	1,252,017
				4,792,536
Biotechnology 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	5.250	03/02/33	3,930	3,666,080
Building Materials 0.0%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, Series CB	2.500	03/15/30	885	710,966
Chemicals 0.1%
LYB International Finance III LLC, Gtd. Notes	4.200	05/01/50	1,070	709,777
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.250	01/15/45	248	202,459
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24	200	197,242
Gtd. Notes	6.500	09/27/28	400	351,400
				1,460,878
Commercial Services 0.4%
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	580	580,000
Gtd. Notes, 144A	4.500	02/15/45	75	57,133

Experian Finance PLC, Gtd. Notes, 144A	2.750	03/08/30	1,735	1,403,386

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Georgetown University (The), Sr. Unsec’d. Notes	5.115%	04/01/53	670	$582,157
Global Payments, Inc., Sr. Unsec’d. Notes	2.650	02/15/25	575	548,208
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	700	450,857
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	160	101,672
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52	637	396,667
University of Notre Dame du Lac, Unsec’d. Notes, Series 2017	3.394	02/15/48	365	250,264
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.125	03/15/29	1,185	1,085,409
				5,455,753
Computers 0.3%
Apple, Inc., Sr. Unsec’d. Notes	3.850	08/04/46	525	393,543
Booz Allen Hamilton, Inc., Gtd. Notes	5.950	08/04/33	3,145	2,985,346
NetApp, Inc., Sr. Unsec’d. Notes	1.875	06/22/25	1,470	1,374,828
				4,753,717
Diversified Financial Services 0.8%
BOC Aviation USA Corp. (China), Gtd. Notes, 144A, MTN	1.625	04/29/24	635	621,175
Cboe Global Markets, Inc., Sr. Unsec’d. Notes	1.625	12/15/30	2,900	2,185,827
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	1.650	03/11/31	2,970	2,117,648
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31	95	70,037
Sr. Unsec’d. Notes	5.875	07/21/28	2,460	2,371,123

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	2.608%	07/14/31	565	$420,853
Sr. Unsec’d. Notes	6.070	07/12/28	3,905	3,809,816
				11,596,479
Electric 3.1%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, 144A, MTN	2.000	04/29/28	515	440,325
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	830	609,235
Alabama Power Co., Sr. Unsec’d. Notes	2.800	04/01/25	75	71,983
Alfa Desarrollo SpA (Chile), Sr. Sec’d. Notes, 144A	4.550	09/27/51	656	425,668
Ameren Illinois Co., First Mortgage	3.700	12/01/47	625	427,735
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.200	12/15/31	2,875	2,125,777
Sr. Unsec’d. Notes	3.350	05/15/50	485	285,717

CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series Z	2.400	09/01/26	190	173,572
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.700	09/01/49	495	315,411
Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes	3.375	09/15/29	305	251,985
Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A(a)	4.688	05/15/29	1,600	1,416,000
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	40	27,495
First Mortgage	4.000	03/01/48	115	82,205
First Mortgage, Series 123	3.750	08/15/47	775	529,136
First Mortgage, Series 130	3.125	03/15/51	95	55,996
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 2017	3.875	06/15/47	805	548,567
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	40	27,831

Consumers Energy Co., First Mortgage	3.250	08/15/46	155	98,643

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Delmarva Power & Light Co., First Mortgage	4.150%	05/15/45	60	$43,248
Dominion Energy, Inc., Sr. Unsec’d. Notes, Series D	2.850	08/15/26	55	50,575
DTE Electric Co., General Ref. Mortgage, Series A	4.050	05/15/48	370	266,015
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	350	321,452
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	145	132,837
Sr. Unsec’d. Notes	3.950	08/15/47	185	123,799
Duke Energy Florida LLC,
First Mortgage	3.400	10/01/46	185	116,905
First Mortgage	4.200	07/15/48	205	148,666
Duke Energy Progress LLC,
First Mortgage	2.500	08/15/50	1,860	953,468
First Mortgage	3.700	10/15/46	75	49,620
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.650	09/10/24	655	635,372
Gtd. Notes, 144A	3.500	04/06/28	475	420,237

Entergy Arkansas LLC, First Mortgage	2.650	06/15/51	2,220	1,155,527
Entergy Louisiana LLC, Collateral Trust	4.000	03/15/33	170	142,823
Entergy Texas, Inc., First Mortgage	4.500	03/30/39	1,000	799,831
Evergy, Inc., Sr. Unsec’d. Notes	2.450	09/15/24	2,135	2,067,016
Eversource Energy, Sr. Unsec’d. Notes, Series M	3.300	01/15/28	335	301,877
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	217	198,754
Georgia Power Co., Sr. Unsec’d. Notes, Series B	2.650	09/15/29	1,005	844,290
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	4.250	05/01/30	240	207,184
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	205,478
Sr. Sec’d. Notes, Series 6, 144A	5.000	11/12/24	1,360	1,318,221

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Metropolitan Edison Co., Sr. Unsec’d. Notes, 144A	5.200%	04/01/28	865	$834,252
MidAmerican Energy Co.,
First Mortgage	3.950	08/01/47	225	160,157
First Mortgage	4.250	07/15/49	350	258,899

Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	851	841,596
Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395	04/09/30	915	780,636
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	4.900	02/28/28	3,870	3,699,540
Gtd. Notes	5.749	09/01/25	2,275	2,264,166
Gtd. Notes	6.051	03/01/25	785	784,662
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	2.000	12/02/25	280	254,718
Sr. Sec’d. Notes, 144A	2.450	12/02/27	1,215	1,023,668

Ohio Power Co., Sr. Unsec’d. Notes	4.150	04/01/48	250	178,054
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25	60	57,774
Pacific Gas & Electric Co., First Mortgage	4.950	07/01/50	1,460	1,020,010
PacifiCorp, First Mortgage	2.700	09/15/30	890	711,300
PECO Energy Co.,
First Mortgage	3.000	09/15/49	180	104,997
First Mortgage	3.050	03/15/51	1,540	894,768
First Ref. Mortgage	4.800	10/15/43	120	96,752

Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	3.600	06/01/29	1,435	1,265,903
PPL Electric Utilities Corp., First Mortgage	3.000	10/01/49	235	139,867
Public Service Co. of Colorado,
First Mortgage	4.100	06/15/48	235	163,632
First Mortgage, Series 34	3.200	03/01/50	720	425,482
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	370	338,392
First Mortgage, MTN	2.700	05/01/50	390	217,132
First Mortgage, MTN	3.200	05/15/29	1,265	1,114,013
First Mortgage, MTN	3.600	12/01/47	95	64,312

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Public Service Electric & Gas Co., (cont’d.)
First Mortgage, MTN	3.700%	05/01/28	590	$545,388
Sec’d. Notes, MTN	4.650	03/15/33	2,105	1,919,267

Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	1.600	08/15/30	1,155	867,789
Puget Energy, Inc., Sr. Sec’d. Notes	2.379	06/15/28	1,132	957,677
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	420	303,607
Southern California Edison Co., First Mortgage	3.650	02/01/50	290	184,209
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series K	2.750	10/01/26	675	617,638
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	355	230,278
SP PowerAssets Ltd. (Singapore), Sr. Unsec’d. Notes, 144A, MTN	3.000	09/26/27	465	424,782
State Grid Overseas Investment BVI Ltd. (China), Gtd. Notes, 144A, MTN	3.500	05/04/27	600	561,450
Tucson Electric Power Co., Sr. Unsec’d. Notes	4.000	06/15/50	1,315	881,283
Union Electric Co., Sr. Sec’d. Notes	3.650	04/15/45	50	33,336
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	3.500	03/15/27	185	171,936
Sr. Unsec’d. Notes, Series A	3.800	04/01/28	290	267,609

Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.550	07/15/24	1,515	1,477,438
Wisconsin Power & Light Co., Sr. Unsec’d. Notes	3.050	10/15/27	535	486,827
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350	12/01/26	510	473,151
				46,514,823
Engineering & Construction 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	1,018	898,568

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Engineering & Construction (cont’d.)
Mexico City Airport Trust (Mexico), (cont’d.)
Sr. Sec’d. Notes, 144A	4.250%	10/31/26	861	$797,596
Sr. Sec’d. Notes, 144A	5.500	07/31/47	600	426,906
				2,123,070
Entertainment 0.1%
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42	1,570	1,161,062
Gtd. Notes	5.141	03/15/52	925	654,799
				1,815,861
Foods 0.3%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29	280	291,864
Campbell Soup Co., Sr. Unsec’d. Notes(a)	2.375	04/24/30	2,175	1,722,515
Cencosud SA (Chile), Gtd. Notes, 144A	4.375	07/17/27	1,320	1,209,780
Kraft Heinz Foods Co., Gtd. Notes	4.375	06/01/46	1,005	734,645
Kroger Co. (The), Sr. Unsec’d. Notes	3.875	10/15/46	65	43,108
				4,001,912
Forest Products & Paper 0.1%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes	3.875	11/02/27	651	581,727
Sr. Unsec’d. Notes	4.500	08/01/24	214	210,335

Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.600	03/01/25	220	213,630
				1,005,692
Gas 0.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	3.375	09/15/49	1,200	756,097

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas (cont’d.)
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100%	09/01/47	305	$214,097
NiSource, Inc., Sr. Unsec’d. Notes	1.700	02/15/31	785	575,203
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	440	383,055
				1,928,452
Healthcare-Products 0.0%
Medtronic, Inc., Gtd. Notes	4.375	03/15/35	235	205,520
Healthcare-Services 1.0%
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24	100	97,487
Sr. Unsec’d. Notes	4.500	05/15/42	1,000	756,716
Sr. Unsec’d. Notes	6.750	12/15/37	170	171,112

AHS Hospital Corp., Unsec’d. Notes	5.024	07/01/45	200	168,640
Ascension Health, Sr. Unsec’d. Notes, Series B	3.106	11/15/39	265	183,990
Kaiser Foundation Hospitals, Unsec’d. Notes, Series 2021	2.810	06/01/41	2,410	1,545,925
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.950	12/01/29	595	501,827
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes, Series 2015	4.200	07/01/55	75	54,400
Mount Sinai Hospital, Sec’d. Notes, Series 2019	3.737	07/01/49	1,795	1,188,852
MyMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	740	450,580
OhioHealth Corp., Unsec’d. Notes, Series 2020	3.042	11/15/50	795	497,218
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2032	2.044	01/01/32	2,670	1,997,836
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	420	344,975
Unsec’d. Notes, Series H	2.746	10/01/26	40	36,546

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950%	06/30/30	1,910	$1,567,819
Sr. Unsec’d. Notes	3.500	03/30/25	190	183,140

RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949	07/01/46	175	124,638
Stanford Health Care, Unsec’d. Notes, Series 2018	3.795	11/15/48	450	315,209
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	1,150	766,675
Sr. Unsec’d. Notes	3.750	07/15/25	90	87,648
Sr. Unsec’d. Notes	4.750	05/15/52	440	351,752
Sr. Unsec’d. Notes(h)	5.050	04/15/53	4,310	3,624,474
				15,017,459
Insurance 0.3%
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	95	76,130
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43	100	82,439
Berkshire Hathaway Finance Corp., Gtd. Notes	2.850	10/15/50	1,175	673,677
CNA Financial Corp., Sr. Unsec’d. Notes	3.950	05/15/24	1,170	1,155,296
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	185	108,323
Gtd. Notes, 144A	3.951	10/15/50	450	284,298

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	115	106,304
Markel Group, Inc.,
Sr. Unsec’d. Notes	3.350	09/17/29	1,625	1,413,705
Sr. Unsec’d. Notes	5.000	04/05/46	217	170,631
Principal Financial Group, Inc.,
Gtd. Notes	3.100	11/15/26	105	96,903
Gtd. Notes	4.300	11/15/46	140	99,495
Gtd. Notes	4.350	05/15/43	20	14,871
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	3.300	05/15/50	930	558,790
Sub. Notes, 144A	4.900	09/15/44	120	97,432

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

W.R. Berkley Corp., Sr. Unsec’d. Notes	4.000%	05/12/50	545	$367,011
				5,305,305
Iron/Steel 0.3%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	5,710	4,831,974
Lodging 0.2%
Hyatt Hotels Corp., Sr. Unsec’d. Notes	5.750	01/30/27	730	721,538
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.500	08/18/26	1,230	1,131,516
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.900	04/15/29	510	478,337
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	250	233,325
				2,564,716
Machinery-Diversified 0.1%
Ingersoll Rand, Inc., Sr. Unsec’d. Notes	5.700	08/14/33	1,860	1,757,567
Media 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.300	02/01/32	445	318,104
Sr. Sec’d. Notes	2.800	04/01/31	2,755	2,114,178
Sr. Sec’d. Notes	3.700	04/01/51	360	197,073
Sr. Sec’d. Notes	3.900	06/01/52	1,690	957,187
Sr. Sec’d. Notes	5.375	05/01/47	530	382,662
Sr. Sec’d. Notes	6.384	10/23/35	2,480	2,242,687
Sr. Sec’d. Notes	6.484	10/23/45	400	337,390

Comcast Corp., Gtd. Notes	4.250	10/15/30	275	248,611
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	3,535	2,707,040
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	276	269,596
Sr. Unsec’d. Notes, 144A(a)	3.500	08/15/27	2,000	1,823,728

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Discovery Communications LLC, Gtd. Notes	5.200%	09/20/47	1,000	$716,242
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	150	112,407
				12,426,905
Mining 0.6%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	190	174,223
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.250	09/08/33	4,245	3,995,194
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27	225	213,147
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	845	660,969
Gtd. Notes	2.800	10/01/29	1,270	1,064,683

Yamana Gold, Inc. (Canada), Gtd. Notes	2.630	08/15/31	3,120	2,361,181
				8,469,397
Miscellaneous Manufacturing 0.2%
Teledyne Technologies, Inc., Gtd. Notes	2.750	04/01/31	3,510	2,766,812
Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	2.670	12/01/26	3,145	2,817,904
Oil & Gas 1.8%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	770	604,579
Sr. Unsec’d. Notes, 144A	2.000	07/15/26	2,435	2,176,154

BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.375(ff)	06/22/25(oo)	2,420	2,299,000
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250	03/15/38	175	163,899
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes(a)	3.750	02/15/52	1,685	1,050,657

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes	5.400%	06/15/47	229	$186,740
Sr. Unsec’d. Notes	6.750	11/15/39	45	43,371

ConocoPhillips Co., Gtd. Notes	5.050	09/15/33	4,120	3,839,760
Continental Resources, Inc.,
Gtd. Notes	3.800	06/01/24	2,300	2,265,118
Gtd. Notes, 144A	2.268	11/15/26	330	292,639

Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	8.625	01/19/29	2,105	2,095,528
Equinor ASA (Norway), Gtd. Notes	2.375	05/22/30	1,110	911,662
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A	4.750	04/03/26	510	499,412
Sr. Unsec’d. Notes, 144A	4.875	04/03/28	530	511,630

Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	380	346,867
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.500	05/01/31	100	104,857
Sr. Unsec’d. Notes	7.875	09/15/31	250	267,384
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.950	01/28/31	398	281,784
Gtd. Notes	6.350	02/12/48	66	36,053
Gtd. Notes	6.490	01/23/27	1,048	925,531
Gtd. Notes	6.500	03/13/27	1,020	895,881
Gtd. Notes, MTN	6.750	09/21/47	1,096	620,336
Gtd. Notes, MTN	6.875	08/04/26	870	798,878
Phillips 66 Co.,
Gtd. Notes	3.150	12/15/29	5,000	4,264,630
Gtd. Notes	3.550	10/01/26	310	291,063
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26	500	441,440
Sr. Unsec’d. Notes, 144A	2.250	07/12/31	1,090	850,881

Santos Finance Ltd. (Australia), Gtd. Notes, 144A	6.875	09/19/33	1,010	957,832
				28,023,566

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas Services 0.0%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.900%	05/17/28	487	$448,838
Packaging & Containers 0.5%
Berry Global, Inc., Sr. Sec’d. Notes	1.570	01/15/26	4,740	4,284,457
Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	1.512	04/15/26	3,070	2,722,011
WRKCo, Inc., Gtd. Notes	4.650	03/15/26	560	542,505
				7,548,973
Pharmaceuticals 1.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.800	03/15/25	105	102,228
Sr. Unsec’d. Notes	4.050	11/21/39	285	222,381
Sr. Unsec’d. Notes	4.250	11/21/49	1,780	1,334,866
Sr. Unsec’d. Notes	4.500	05/14/35	550	480,618
Sr. Unsec’d. Notes	4.550	03/15/35	360	316,252
Sr. Unsec’d. Notes	4.700	05/14/45	1,330	1,079,182
Sr. Unsec’d. Notes	4.750	03/15/45	1,008	825,270

Cencora, Inc., Sr. Unsec’d. Notes	3.250	03/01/25	55	53,245
Cigna Group (The),
Gtd. Notes	3.400	03/01/27	325	301,252
Gtd. Notes	4.375	10/15/28	1,950	1,822,588
Gtd. Notes	4.500	02/25/26	700	679,227
Sr. Unsec’d. Notes	2.400	03/15/30	6,145	4,960,474
CVS Health Corp.,
Sr. Unsec’d. Notes	2.700	08/21/40	385	232,806
Sr. Unsec’d. Notes	5.125	02/21/30	3,190	3,002,074
Sr. Unsec’d. Notes	5.125	07/20/45	465	370,906
Sr. Unsec’d. Notes	5.875	06/01/53	125	109,373

Johnson & Johnson, Sr. Unsec’d. Notes(h)	3.625	03/03/37	3,205	2,598,787
McKesson Corp., Sr. Unsec’d. Notes	5.100	07/15/33	2,525	2,347,519
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	1,250	858,636

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Mylan, Inc., (cont’d.)
Gtd. Notes	5.400%	11/29/43	860	$631,595

Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	1,220	1,135,692
Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	105	73,455
Viatris, Inc., Gtd. Notes	3.850	06/22/40	920	571,701
				24,110,127
Pipelines 1.9%
Boardwalk Pipelines LP, Gtd. Notes	3.400	02/15/31	1,300	1,060,456
Colonial Enterprises, Inc., Gtd. Notes, 144A	3.250	05/15/30	1,730	1,458,101
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	555	524,710
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	5.927	08/15/30	935	902,837
EIG Pearl Holdings Sarl (Saudi Arabia), Sr. Sec’d. Notes, 144A	3.545	08/31/36	1,674	1,301,535
Energy Transfer LP,
Sr. Unsec’d. Notes	4.950	06/15/28	430	406,382
Sr. Unsec’d. Notes	5.000	05/15/50	565	423,558
Sr. Unsec’d. Notes	5.400	10/01/47	1,800	1,417,656
Sr. Unsec’d. Notes	6.250	04/15/49	910	802,535
Sr. Unsec’d. Notes	6.400	12/01/30	520	514,005
Sr. Unsec’d. Notes	6.550	12/01/33	2,285	2,251,295
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51	445	298,103
Gtd. Notes	3.950	01/31/60	525	353,610
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A	6.129	02/23/38	560	520,800
Sr. Sec’d. Notes, 144A	6.510	02/23/42	725	673,344

Magellan Midstream Partners LP, Gtd. Notes	4.200	03/15/45	275	177,556
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	2,720	2,149,329

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
MPLX LP, (cont’d.)
Sr. Unsec’d. Notes	4.000%	02/15/25	130	$126,555
Sr. Unsec’d. Notes	4.500	04/15/38	270	210,632
Sr. Unsec’d. Notes	4.875	06/01/25	200	196,128
Sr. Unsec’d. Notes	5.200	03/01/47	5	3,876
Sr. Unsec’d. Notes	5.500	02/15/49	210	169,712

ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	300	272,001
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	2,415	1,992,892
Gtd. Notes	4.450	09/01/49	1,000	685,106
Gtd. Notes	4.500	03/15/50	195	134,841
Gtd. Notes	4.950	07/13/47	85	63,583
Gtd. Notes	6.050	09/01/33	2,510	2,406,899
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	350	297,296
Sr. Unsec’d. Notes	4.650	10/15/25	1,000	968,722

Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	140	130,291
Targa Resources Corp.,
Gtd. Notes(a)	6.125	03/15/33	1,240	1,187,950
Gtd. Notes	6.250	07/01/52	1,305	1,144,380
Gtd. Notes	6.500	02/15/53	605	552,296

Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	3.500	01/15/28	300	271,785
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.950	05/15/50	625	424,379
Sr. Unsec’d. Notes	4.600	03/15/48	500	377,547

Western Midstream Operating LP, Sr. Unsec’d. Notes	5.300	03/01/48	320	238,956
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	350	336,634
Sr. Unsec’d. Notes	4.300	03/04/24	325	322,995
Sr. Unsec’d. Notes	5.300	08/15/52	50	40,654
Sr. Unsec’d. Notes	5.400	03/04/44	400	332,542
				28,124,464

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	4.125%	02/01/29	4,190	$3,711,204
Real Estate Investment Trusts (REITs) 1.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	2.000	05/18/32	1,645	1,156,388
Gtd. Notes	4.750	04/15/35	425	359,009

Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30	3,665	3,122,837
Corporate Office Properties LP, Gtd. Notes	2.900	12/01/33	1,400	951,601
CubeSmart LP, Gtd. Notes(a)	2.250	12/15/28	3,360	2,775,799
Healthpeak OP LLC, Gtd. Notes	2.875	01/15/31	630	496,595
Invitation Homes Operating Partnership LP, Gtd. Notes	2.300	11/15/28	1,500	1,239,515
Prologis LP, Sr. Unsec’d. Notes	1.250	10/15/30	2,765	2,023,029
Realty Income Corp.,
Sr. Unsec’d. Notes	1.800	03/15/33	325	221,493
Sr. Unsec’d. Notes	3.250	01/15/31	985	808,403

Sun Communities Operating LP, Gtd. Notes	2.300	11/01/28	4,585	3,760,641
Welltower OP LLC,
Gtd. Notes	2.700	02/15/27	775	700,173
Gtd. Notes	3.625	03/15/24	1,500	1,484,619
				19,100,102
Retail 0.2%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27	940	863,479
AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31	620	454,178
Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	4.375	01/27/25	1,700	1,623,279
				2,940,936

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Semiconductors 0.3%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137%	11/15/35	287	$202,331
Sr. Unsec’d. Notes, 144A	3.187	11/15/36	1,000	692,206
Sr. Unsec’d. Notes, 144A(a)	3.419	04/15/33	4,847	3,767,527

Intel Corp., Sr. Unsec’d. Notes	5.900	02/10/63	295	266,765
				4,928,829
Software 0.4%
Microsoft Corp.,
Sr. Unsec’d. Notes	2.525	06/01/50	191	109,088
Sr. Unsec’d. Notes	3.041	03/17/62	335	199,594

Oracle Corp., Sr. Unsec’d. Notes	4.300	07/08/34	2,408	2,005,597
ServiceNow, Inc., Sr. Unsec’d. Notes	1.400	09/01/30	1,655	1,246,287
Workday, Inc., Sr. Unsec’d. Notes(a)	3.800	04/01/32	2,435	2,024,141
				5,584,707
Telecommunications 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	58	41,622
Sr. Unsec’d. Notes(a)	3.500	09/15/53	3,114	1,833,764
Sr. Unsec’d. Notes	3.650	09/15/59	1,717	992,768
Sr. Unsec’d. Notes	3.800	12/01/57	1,128	678,806
Sr. Unsec’d. Notes	4.500	05/15/35	205	170,748

Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27	1,500	1,395,015
NBN Co. Ltd. (Australia), Sr. Unsec’d. Notes, 144A, MTN	5.750	10/06/28	1,690	1,685,775
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31	1,635	1,273,502
Gtd. Notes	3.000	02/15/41	640	403,690
Gtd. Notes	3.750	04/15/27	970	901,792
Gtd. Notes	3.875	04/15/30	4,780	4,160,517
Gtd. Notes	4.375	04/15/40	380	293,790

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.680%	10/30/30	170	$126,771
Sr. Unsec’d. Notes	2.355	03/15/32	8,190	6,114,977
Sr. Unsec’d. Notes	2.550	03/21/31	2,729	2,130,722
				22,204,259
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.050	02/15/51	910	539,386
Canadian Pacific Railway Co. (Canada), Gtd. Notes	3.500	05/01/50	1,585	1,006,593
				1,545,979
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26	2,930	2,881,742
Water 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes	3.750	09/01/47	25	17,145
Sr. Unsec’d. Notes	4.000	12/01/46	145	102,905
				120,050

Total Corporate Bonds (cost $572,296,875)				485,496,952
Municipal Bonds 0.4%
Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32	40	36,427
California 0.0%
City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39	270	279,268

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
University of California,
Taxable, Revenue Bonds, Series AP	3.931%	05/15/45	30	$24,938
Taxable, Revenue Bonds, Series J	4.131	05/15/45	30	24,053
				328,259
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	250	272,605
New York 0.2%
Port Authority of New York & New Jersey, Revenue Bonds	5.072	07/15/53	2,525	2,214,058
Pennsylvania 0.1%
Pennsylvania State University (The), Taxable, Revenue Bonds, Series D	2.840	09/01/50	745	445,934
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	70	69,730
Revenue Bonds, BABs, Series B	5.511	12/01/45	150	138,037
				653,701
Texas 0.1%
City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds, BABs	5.985	02/01/39	775	765,452
Grand Parkway Transportation Corp., Taxable, Revenue Bonds, Series E	5.184	10/01/42	775	700,608
Permanent University Fund - University of Texas System, Taxable, Revenue Bonds, Series A	3.376	07/01/47	555	386,848
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	340	242,712
				2,095,620
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	130	90,053

Total Municipal Bonds (cost $7,290,573)				5,690,723

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities 4.6%
Alternative Loan Trust, Series 2003-J03, Class 2A1	6.250%	12/25/33	1	$1,367
BCAP LLC Trust, Series 2011-RR04, Class 7A1, 144A	5.250	04/26/37	108	62,119
Bellemeade Re Ltd.,
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)	6.321(c)	09/25/31	2,200	2,177,675
Series 2021-03A, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)	6.321(c)	09/25/31	629	626,986
Series 2022-01, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	7.071(c)	01/26/32	2,927	2,926,810

BRAVO Residential Funding Trust, Series 2023-RPL01, Class A1, 144A	5.000(cc)	05/25/63	3,789	3,636,150
Chase Home Lending Mortgage Trust, Series 2023-RPL01, Class A1, 144A	3.500(cc)	06/25/62	1,893	1,642,926
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	7.221(c)	12/25/41	2,120	2,088,228
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-08, Class 5A1	6.500	04/25/33	1	749
Credit Suisse Mortgage Trust,
Series 2020-RPL06, Class A1, 144A	2.688(cc)	03/25/59	897	876,233
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	1,160	1,045,122

Eagle Re Ltd., Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)	6.871(c)	04/25/34	823	822,863
Fannie Mae REMIC,
Series 2012-134, Class ZC	2.500	12/25/42	2,767	1,836,414
Series 2014-11, Class VB	4.500	04/25/42	500	469,556
Series 2017-66, Class BD	3.000	09/25/47	1,864	1,562,427
Series 2020-24, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)	0.615(c)	04/25/50	1,227	104,266
Series 2023-54, Class PO	1.856(s)	11/25/53	4,217	3,201,507
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.421(c)	10/25/33	2,885	2,889,893
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.971(c)	01/25/34	203	202,991
Series 2021-HQA03, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)	6.171(c)	09/25/41	5,310	5,235,724
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)	6.321(c)	01/25/42	1,581	1,568,975

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

FHLMC Structured Pass-Through Certificates, Series T-59, Class 1A2	7.000%	10/25/43	63	$61,771
Freddie Mac REMIC,
Series 4249, Class GW	3.500	10/15/41	782	694,226
Series 4661, Class BV	3.500	12/15/36	237	232,161
Series 4682, Class KZ	3.500	09/15/46	3,128	2,638,558
Series 4710, Class KZ	3.500	08/15/47	1,181	985,651
Series 4739, Class Z	3.500	11/15/47	748	629,189
Series 5019, Class IP, IO	3.000	10/25/50	861	131,256
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)	0.000(c)	10/25/50	3,700	53,439
Series 5202, Class TA	2.500	12/25/48	4,890	4,166,769
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)	0.000(c)	05/25/52	474	5,555
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000	07/20/43	575	501,013
Series 2015-124, Class VZ	3.500	09/20/45	5,306	4,537,013
Series 2016-46, Class JE	2.500	11/20/45	136	118,473
Series 2018-07, Class GA	3.000	02/20/47	181	163,444
Series 2019-23, Class AE	3.500	02/20/49	1,920	1,668,725
Series 2019-23, Class SW, IO, 1 Month SOFR x (1) + 6.086% (Cap 6.200%, Floor 0.000%)	0.751(c)	07/16/43	5,409	222,299
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)	0.000(c)	01/20/50	730	83
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)	0.000(c)	03/20/52	5,604	66,619
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)	0.000(c)	04/20/52	4,965	31,745
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)	0.000(c)	04/20/52	3,293	25,865
Series 2022-112, Class CM	3.000	06/20/52	2,851	1,843,971
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)	0.000(c)	07/20/52	6,860	55,926
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)	0.000(c)	08/20/52	2,560	20,317

Home Re Ltd., Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	7.089(c)	05/25/29	61	60,692
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	7.858(cc)	09/25/59	1,597	1,577,258
Series 2020-GS01, Class A1, 144A	5.882(cc)	10/25/59	666	660,340
Series 2021-GS01, Class A1, 144A	1.892	10/25/66	277	258,733

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131%(cc)	07/25/60	2,333	$1,990,525
Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	118	113,863
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.189(c)	01/25/48	57	55,466
Oaktown Re VII Ltd., Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.921(c)	04/25/34	2,964	2,957,668
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)	6.089(c)	06/25/57	130	122,547
PMT Credit Risk Transfer Trust,
Series 2021-01R, Class A, 144A, 1 Month SOFR + 3.014% (Cap N/A, Floor 2.900%)	8.341(c)	02/27/24	2,166	2,154,336
Series 2023-01R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)	9.720(c)	03/27/25	2,624	2,623,867

Seasoned Credit Risk Transfer Trust, Series 2019-02, Class MA	3.500	08/25/58	628	570,977
Sequoia Mortgage Trust, Series 10, Class 2A1, 1 Month SOFR + 0.874% (Cap 11.750%, Floor 0.760%)	6.214(c)	10/20/27	12	11,172
Structured Asset Mortgage Investments II Trust, Series 2005-AR05, Class A1, 1 Month SOFR + 0.614% (Cap 11.000%, Floor 0.500%)	5.948(c)	07/19/35	15	13,285
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.000%)	5.508(c)	02/25/57	99	99,531
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	6.439(c)	10/25/59	139	138,362
Series 2020-04, Class A1, 144A	1.750	10/25/60	633	541,219
Series 2021-SJ01, Class A1, 144A	2.250(cc)	07/25/68	1,778	1,645,179
Series 2021-SJ02, Class A1A, 144A	2.250(cc)	12/25/61	2,910	2,686,395
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2002-AR06, Class A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	6.200(c)	06/25/42	21	18,819
Series 2002-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	6.200(c)	08/25/42	2	1,596

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Washington Mutual Mortgage Pass-Through Certificates Trust, (cont’d.)
Series 2005-AR13, Class A1A1, 1 Month SOFR + 0.694% (Cap 10.500%, Floor 0.580%)	6.019%(c)	10/25/45	174	$161,234

Total Residential Mortgage-Backed Securities (cost $76,231,874)				70,296,113
Sovereign Bonds 0.4%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125	10/11/27	840	773,573
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30	555	439,282
Sr. Unsec’d. Notes, 144A	3.375	08/20/50	450	262,755

Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875	02/01/28	290	266,124
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28	1,420	1,305,094
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24	200	192,992
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24	400	396,065

Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	3.500	02/12/34	970	738,170
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.500	04/16/50	200	124,300
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	2.783	01/23/31	701	561,501
Province of Alberta (Canada),
Sr. Unsec’d. Notes	1.300	07/22/30	185	142,825
Sr. Unsec’d. Notes	3.300	03/15/28	110	101,615

Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26	100	92,296
Province of Quebec (Canada), Unsec’d. Notes, Series A, MTN	7.140	02/27/26	45	46,483

Total Sovereign Bonds (cost $6,580,422)				5,443,075
U.S. Government Agency Obligations 26.5%
Federal Home Loan Mortgage Corp.	1.500	11/01/50	1,810	1,259,922
Federal Home Loan Mortgage Corp.	2.000	01/01/32	287	258,156
Federal Home Loan Mortgage Corp.	2.000	02/01/36	854	732,379

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	2.000%	10/01/40	385	$304,495
Federal Home Loan Mortgage Corp.	2.000	09/01/50	12,433	9,206,496
Federal Home Loan Mortgage Corp.	2.000	11/01/50	568	420,683
Federal Home Loan Mortgage Corp.	2.000	12/01/50	1,910	1,413,479
Federal Home Loan Mortgage Corp.	2.000	03/01/51	2,471	1,828,566
Federal Home Loan Mortgage Corp.	2.000	04/01/51	102	75,299
Federal Home Loan Mortgage Corp.	2.000	05/01/51	1,294	956,886
Federal Home Loan Mortgage Corp.	2.000	07/01/51	4,336	3,199,762
Federal Home Loan Mortgage Corp.	2.000	09/01/51	457	341,388
Federal Home Loan Mortgage Corp.	2.000	09/01/51	964	710,967
Federal Home Loan Mortgage Corp.	2.500	01/01/29	147	138,933
Federal Home Loan Mortgage Corp.	2.500	07/01/31	272	250,879
Federal Home Loan Mortgage Corp.	2.500	01/01/32	146	134,221
Federal Home Loan Mortgage Corp.	2.500	10/01/32	346	312,475
Federal Home Loan Mortgage Corp.	2.500	12/01/32	612	553,668
Federal Home Loan Mortgage Corp.	2.500	09/01/46	155	120,993
Federal Home Loan Mortgage Corp.	2.500	11/01/46	484	379,234
Federal Home Loan Mortgage Corp.	2.500	11/01/49	822	639,716
Federal Home Loan Mortgage Corp.	2.500	03/01/51	987	770,450
Federal Home Loan Mortgage Corp.	2.500	04/01/51	10,862	8,393,233
Federal Home Loan Mortgage Corp.	2.500	05/01/51	224	172,544
Federal Home Loan Mortgage Corp.	2.500	07/01/51	459	353,196
Federal Home Loan Mortgage Corp.	2.500	08/01/51	918	707,596
Federal Home Loan Mortgage Corp.	2.500	09/01/51	2,423	1,861,053
Federal Home Loan Mortgage Corp.	2.500	09/01/51	5,894	4,541,754
Federal Home Loan Mortgage Corp.	2.500	10/01/51	76	58,194
Federal Home Loan Mortgage Corp.	2.500	10/01/51	321	249,226
Federal Home Loan Mortgage Corp.	2.500	12/01/51	3,187	2,447,067
Federal Home Loan Mortgage Corp.	2.500	01/01/52	200	153,301
Federal Home Loan Mortgage Corp.	2.500	01/01/52	484	371,679
Federal Home Loan Mortgage Corp.	3.000	02/01/32	585	546,577
Federal Home Loan Mortgage Corp.	3.000	01/01/37	135	116,946
Federal Home Loan Mortgage Corp.	3.000	12/01/37	55	47,254
Federal Home Loan Mortgage Corp.	3.000	06/01/43	1,373	1,155,636
Federal Home Loan Mortgage Corp.	3.000	07/01/43	236	198,097
Federal Home Loan Mortgage Corp.	3.000	06/01/46	387	320,976
Federal Home Loan Mortgage Corp.	3.000	12/01/46	361	298,533
Federal Home Loan Mortgage Corp.	3.000	01/01/47	404	334,160
Federal Home Loan Mortgage Corp.	3.000	02/01/50	2,413	1,950,455
Federal Home Loan Mortgage Corp.	3.000	06/01/50	604	487,534
Federal Home Loan Mortgage Corp.	3.000	03/01/51	3,880	3,102,794
Federal Home Loan Mortgage Corp.	3.000	04/01/52	4,139	3,316,250

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	3.000%	06/01/52	187	$149,528
Federal Home Loan Mortgage Corp.	3.000	08/01/52	3,130	2,507,709
Federal Home Loan Mortgage Corp.	3.500	11/01/37	122	109,859
Federal Home Loan Mortgage Corp.	3.500	06/01/42	171	150,647
Federal Home Loan Mortgage Corp.	3.500	06/01/42	185	162,103
Federal Home Loan Mortgage Corp.	3.500	07/01/42	179	157,344
Federal Home Loan Mortgage Corp.	3.500	09/01/42	222	194,960
Federal Home Loan Mortgage Corp.	3.500	10/01/42	274	241,158
Federal Home Loan Mortgage Corp.	3.500	06/01/43	118	103,077
Federal Home Loan Mortgage Corp.	3.500	05/01/45	149	129,206
Federal Home Loan Mortgage Corp.	3.500	01/01/47	110	94,733
Federal Home Loan Mortgage Corp.	3.500	02/01/47	245	211,530
Federal Home Loan Mortgage Corp.	3.500	11/01/47	165	141,167
Federal Home Loan Mortgage Corp.	3.500	08/01/48	67	56,719
Federal Home Loan Mortgage Corp.	3.500	10/01/48	256	217,569
Federal Home Loan Mortgage Corp.	3.500	01/01/52	153	128,247
Federal Home Loan Mortgage Corp.	3.500	05/01/52	11,469	9,556,066
Federal Home Loan Mortgage Corp.	3.500	06/01/52	11,178	9,317,375
Federal Home Loan Mortgage Corp.	4.000	11/01/37	1,724	1,609,833
Federal Home Loan Mortgage Corp.	4.000	12/01/40	51	45,278
Federal Home Loan Mortgage Corp.	4.000	01/01/41	187	166,466
Federal Home Loan Mortgage Corp.	4.000	04/01/42	192	170,829
Federal Home Loan Mortgage Corp.	4.000	10/01/45	95	83,939
Federal Home Loan Mortgage Corp.	4.000	02/01/46	1,363	1,216,952
Federal Home Loan Mortgage Corp.	4.000	05/01/46	86	76,572
Federal Home Loan Mortgage Corp.	4.000	08/01/46	129	113,915
Federal Home Loan Mortgage Corp.	4.000	11/01/47	85	74,908
Federal Home Loan Mortgage Corp.	4.000	04/01/48	133	117,482
Federal Home Loan Mortgage Corp.	4.000	05/01/48	143	125,698
Federal Home Loan Mortgage Corp.	4.000	07/01/48	260	228,587
Federal Home Loan Mortgage Corp.	4.000	07/01/49	384	339,397
Federal Home Loan Mortgage Corp.	4.000	04/01/52	1,770	1,545,102
Federal Home Loan Mortgage Corp.	4.000	08/01/52	4,401	3,804,517
Federal Home Loan Mortgage Corp.	4.500	06/01/42	61	56,298
Federal Home Loan Mortgage Corp.	4.500	09/01/44	79	72,216
Federal Home Loan Mortgage Corp.	4.500	07/01/45	196	181,219
Federal Home Loan Mortgage Corp.	4.500	04/01/47	748	685,683
Federal Home Loan Mortgage Corp.	4.500	07/01/47	81	73,763
Federal Home Loan Mortgage Corp.	4.500	07/01/47	181	165,666
Federal Home Loan Mortgage Corp.	4.500	11/01/47	325	297,469
Federal Home Loan Mortgage Corp.	4.500	02/01/48	102	92,832
Federal Home Loan Mortgage Corp.	4.500	07/01/48	211	192,144

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	4.500%	05/01/52	453	$404,943
Federal Home Loan Mortgage Corp.	4.500	07/01/52	949	848,168
Federal Home Loan Mortgage Corp.	4.500	09/01/52	231	206,722
Federal Home Loan Mortgage Corp.	4.500	09/01/52	467	416,983
Federal Home Loan Mortgage Corp.	5.000	08/01/40	180	172,487
Federal Home Loan Mortgage Corp.	5.000	12/01/47	127	118,465
Federal Home Loan Mortgage Corp.	5.000	02/01/48	215	202,653
Federal Home Loan Mortgage Corp.	5.000	10/01/52	4,807	4,435,979
Federal Home Loan Mortgage Corp.	5.000	11/01/52	481	443,931
Federal Home Loan Mortgage Corp.	6.250	07/15/32	155	167,317
Federal Home Loan Mortgage Corp., 30 Day Average SOFR + 2.340% (Cap 10.164%, Floor 2.340%)	5.163(c)	02/01/53	1,536	1,484,147
Federal National Mortgage Assoc.,
Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.750%, Floor 5.750%)	5.750(c)	12/01/30	—(r)	157
Enterprise 11th District COFI Institutional Replacement Index + 2.000% (Cap 9.375%, Floor 2.000%)	4.250(c)	08/01/24	1	1,136

Federal National Mortgage Assoc.	0.875	08/05/30	235	178,153
Federal National Mortgage Assoc.	1.500	01/01/36	2,298	1,903,527
Federal National Mortgage Assoc.	1.500	02/01/42	453	338,961
Federal National Mortgage Assoc.	1.500	10/01/50	379	263,507
Federal National Mortgage Assoc.	1.500	11/01/50	1,068	743,282
Federal National Mortgage Assoc.	1.500	12/01/50	8,115	5,647,687
Federal National Mortgage Assoc.	1.500	01/01/51	3,973	2,765,007
Federal National Mortgage Assoc.	1.500	06/01/51	694	483,689
Federal National Mortgage Assoc.	1.500	07/01/51	819	570,276
Federal National Mortgage Assoc.	1.625	01/07/25	500	478,684
Federal National Mortgage Assoc.	2.000	05/01/36	1,384	1,178,535
Federal National Mortgage Assoc.	2.000	09/01/36	1,469	1,251,332
Federal National Mortgage Assoc.	2.000	12/01/36	4,388	3,719,088
Federal National Mortgage Assoc.	2.000	02/01/37	7,032	5,959,699
Federal National Mortgage Assoc.	2.000	08/01/40	1,966	1,558,308
Federal National Mortgage Assoc.	2.000	02/01/41	1,861	1,475,177
Federal National Mortgage Assoc.	2.000	05/01/41	3,704	2,930,321
Federal National Mortgage Assoc.	2.000	10/01/50	12,277	9,109,431
Federal National Mortgage Assoc.	2.000	11/01/50	374	277,374
Federal National Mortgage Assoc.	2.000	12/01/50	40	29,490
Federal National Mortgage Assoc.	2.000	01/01/51	1,876	1,389,464
Federal National Mortgage Assoc.	2.000	02/01/51	3,834	2,838,952
Federal National Mortgage Assoc.	2.000	02/01/51	8,396	6,216,707

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	2.000%	03/01/51	5,675	$4,200,658
Federal National Mortgage Assoc.	2.000	04/01/51	3,919	2,899,323
Federal National Mortgage Assoc.	2.000	04/01/51	4,372	3,235,778
Federal National Mortgage Assoc.(kk)	2.000	05/01/51	24,321	17,954,547
Federal National Mortgage Assoc.	2.000	07/01/51	2,111	1,561,713
Federal National Mortgage Assoc.	2.000	08/01/51	1,586	1,170,109
Federal National Mortgage Assoc.	2.000	08/01/51	4,349	3,207,574
Federal National Mortgage Assoc.	2.000	10/01/51	6,520	4,800,532
Federal National Mortgage Assoc.	2.000	11/01/51	2,628	1,942,346
Federal National Mortgage Assoc.	2.500	TBA(tt)	30,500	23,394,452
Federal National Mortgage Assoc.	2.500	02/05/24	425	421,602
Federal National Mortgage Assoc.	2.500	05/01/30	186	172,817
Federal National Mortgage Assoc.	2.500	04/01/31	527	486,231
Federal National Mortgage Assoc.	2.500	11/01/31	143	131,069
Federal National Mortgage Assoc.	2.500	07/01/32	835	754,441
Federal National Mortgage Assoc.	2.500	08/01/32	896	809,767
Federal National Mortgage Assoc.	2.500	09/01/32	876	792,295
Federal National Mortgage Assoc.	2.500	07/01/35	3,237	2,926,674
Federal National Mortgage Assoc.	2.500	02/01/43	66	52,684
Federal National Mortgage Assoc.	2.500	06/01/46	337	264,999
Federal National Mortgage Assoc.	2.500	09/01/46	165	129,411
Federal National Mortgage Assoc.	2.500	10/01/46	101	79,211
Federal National Mortgage Assoc.	2.500	10/01/46	176	137,255
Federal National Mortgage Assoc.	2.500	03/01/50	648	502,516
Federal National Mortgage Assoc.	2.500	08/01/50	1,671	1,292,985
Federal National Mortgage Assoc.	2.500	08/01/50	4,237	3,277,713
Federal National Mortgage Assoc.	2.500	11/01/50	3,082	2,411,900
Federal National Mortgage Assoc.	2.500	12/01/50	280	218,248
Federal National Mortgage Assoc.	2.500	01/01/51	645	504,433
Federal National Mortgage Assoc.	2.500	04/01/51	5,394	4,167,136
Federal National Mortgage Assoc.	2.500	08/01/51	3,202	2,466,869
Federal National Mortgage Assoc.	2.500	09/01/51	477	367,359
Federal National Mortgage Assoc.	2.500	10/01/51	861	662,703
Federal National Mortgage Assoc.	2.500	12/01/51	537	416,352
Federal National Mortgage Assoc.	2.500	12/01/51	919	706,885
Federal National Mortgage Assoc.	2.500	02/01/52	465	357,404
Federal National Mortgage Assoc.	2.500	02/01/52	905	702,833
Federal National Mortgage Assoc.	2.500	03/01/52	1,897	1,454,522
Federal National Mortgage Assoc.	3.000	TBA	6,500	5,200,064
Federal National Mortgage Assoc.	3.000	06/01/30	106	99,143
Federal National Mortgage Assoc.	3.000	05/01/31	42	38,938
Federal National Mortgage Assoc.	3.000	12/01/31	114	105,766

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	3.000%	05/01/32	126	$116,497
Federal National Mortgage Assoc.	3.000	09/01/32	50	45,996
Federal National Mortgage Assoc.	3.000	11/01/36	95	82,240
Federal National Mortgage Assoc.	3.000	10/01/42	131	110,716
Federal National Mortgage Assoc.	3.000	10/01/42	189	159,407
Federal National Mortgage Assoc.	3.000	02/01/43	181	153,130
Federal National Mortgage Assoc.	3.000	04/01/43	229	192,254
Federal National Mortgage Assoc.	3.000	06/01/43	289	243,018
Federal National Mortgage Assoc.	3.000	12/01/45	416	349,361
Federal National Mortgage Assoc.	3.000	05/01/46	511	423,550
Federal National Mortgage Assoc.	3.000	09/01/46	535	449,809
Federal National Mortgage Assoc.	3.000	10/01/46	1,623	1,341,489
Federal National Mortgage Assoc.	3.000	11/01/46	600	495,948
Federal National Mortgage Assoc.	3.000	11/01/46	1,275	1,053,940
Federal National Mortgage Assoc.	3.000	03/01/47	436	360,334
Federal National Mortgage Assoc.	3.000	04/01/47	922	762,394
Federal National Mortgage Assoc.	3.000	12/01/49	2,218	1,794,219
Federal National Mortgage Assoc.	3.000	01/01/50	923	745,623
Federal National Mortgage Assoc.	3.000	02/01/50	839	678,347
Federal National Mortgage Assoc.	3.000	02/01/50	1,661	1,343,128
Federal National Mortgage Assoc.	3.000	03/01/50	398	320,791
Federal National Mortgage Assoc.	3.000	06/01/50	849	685,196
Federal National Mortgage Assoc.	3.000	01/01/51	1,092	879,381
Federal National Mortgage Assoc.	3.000	05/01/51	1,186	952,041
Federal National Mortgage Assoc.	3.000	01/01/52	2,523	2,039,945
Federal National Mortgage Assoc.	3.000	02/01/52	1,820	1,459,663
Federal National Mortgage Assoc.	3.000	03/01/52	3,427	2,747,803
Federal National Mortgage Assoc.	3.000	03/01/52	3,648	2,936,361
Federal National Mortgage Assoc.	3.000	04/01/52	1,838	1,475,757
Federal National Mortgage Assoc.	3.000	04/01/52	2,357	1,889,013
Federal National Mortgage Assoc.	3.500	12/01/29	52	49,603
Federal National Mortgage Assoc.	3.500	12/01/30	57	54,317
Federal National Mortgage Assoc.	3.500	07/01/31	273	258,709
Federal National Mortgage Assoc.	3.500	08/01/31	239	225,872
Federal National Mortgage Assoc.	3.500	02/01/33	103	96,453
Federal National Mortgage Assoc.	3.500	05/01/33	42	39,132
Federal National Mortgage Assoc.	3.500	10/01/41	71	62,402
Federal National Mortgage Assoc.	3.500	04/01/42	155	135,919
Federal National Mortgage Assoc.	3.500	05/01/42	150	131,934
Federal National Mortgage Assoc.	3.500	05/01/42	979	859,501
Federal National Mortgage Assoc.	3.500	06/01/42	420	368,642
Federal National Mortgage Assoc.	3.500	10/01/42	245	215,167

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	3.500%	10/01/42	263	$230,015
Federal National Mortgage Assoc.	3.500	10/01/42	507	441,712
Federal National Mortgage Assoc.	3.500	06/01/43	133	114,859
Federal National Mortgage Assoc.	3.500	06/01/45	148	127,592
Federal National Mortgage Assoc.	3.500	06/01/45	233	200,877
Federal National Mortgage Assoc.	3.500	09/01/45	214	184,439
Federal National Mortgage Assoc.	3.500	10/01/45	232	200,139
Federal National Mortgage Assoc.	3.500	01/01/46	74	63,317
Federal National Mortgage Assoc.	3.500	01/01/46	193	166,765
Federal National Mortgage Assoc.	3.500	04/01/46	2,020	1,737,079
Federal National Mortgage Assoc.	3.500	11/01/46	94	80,379
Federal National Mortgage Assoc.	3.500	06/01/47	336	287,486
Federal National Mortgage Assoc.	3.500	07/01/47	210	180,048
Federal National Mortgage Assoc.	3.500	07/01/47	1,003	881,133
Federal National Mortgage Assoc.	3.500	08/01/47	158	134,524
Federal National Mortgage Assoc.	3.500	09/01/47	265	227,700
Federal National Mortgage Assoc.	3.500	10/01/47	924	790,359
Federal National Mortgage Assoc.	3.500	11/01/47	861	735,820
Federal National Mortgage Assoc.	3.500	01/01/48	157	133,651
Federal National Mortgage Assoc.	3.500	01/01/48	236	201,134
Federal National Mortgage Assoc.	3.500	01/01/48	3,170	2,680,769
Federal National Mortgage Assoc.	3.500	04/01/48	431	367,106
Federal National Mortgage Assoc.	3.500	06/01/48	654	556,933
Federal National Mortgage Assoc.	3.500	08/01/48	337	286,513
Federal National Mortgage Assoc.	3.500	10/01/48	232	197,146
Federal National Mortgage Assoc.	3.500	11/01/48	169	144,220
Federal National Mortgage Assoc.	3.500	03/01/49	770	658,644
Federal National Mortgage Assoc.	3.500	06/01/49	318	271,032
Federal National Mortgage Assoc.	3.500	08/01/51	44	36,725
Federal National Mortgage Assoc.	3.500	02/01/52	477	399,282
Federal National Mortgage Assoc.	3.500	02/01/52	493	410,830
Federal National Mortgage Assoc.	3.500	05/01/52	1,303	1,086,110
Federal National Mortgage Assoc.	3.500	05/01/52	5,954	4,964,931
Federal National Mortgage Assoc.	3.500	06/01/52	2,939	2,451,344
Federal National Mortgage Assoc.	4.000	09/01/40	125	111,558
Federal National Mortgage Assoc.	4.000	11/01/40	492	439,721
Federal National Mortgage Assoc.	4.000	02/01/41	204	182,770
Federal National Mortgage Assoc.	4.000	02/01/41	318	284,494
Federal National Mortgage Assoc.	4.000	12/01/41	207	184,795
Federal National Mortgage Assoc.	4.000	10/01/43	160	144,205
Federal National Mortgage Assoc.	4.000	09/01/44	89	78,618
Federal National Mortgage Assoc.	4.000	10/01/44	216	191,540

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	4.000%	12/01/45	71	$63,112
Federal National Mortgage Assoc.	4.000	04/01/46	67	59,596
Federal National Mortgage Assoc.	4.000	08/01/46	112	98,735
Federal National Mortgage Assoc.	4.000	09/01/46	890	794,708
Federal National Mortgage Assoc.	4.000	02/01/47	339	300,200
Federal National Mortgage Assoc.	4.000	03/01/47	454	398,941
Federal National Mortgage Assoc.	4.000	06/01/47	264	232,725
Federal National Mortgage Assoc.	4.000	10/01/47	84	73,509
Federal National Mortgage Assoc.	4.000	11/01/47	163	143,759
Federal National Mortgage Assoc.	4.000	12/01/47	171	150,768
Federal National Mortgage Assoc.	4.000	02/01/48	161	141,425
Federal National Mortgage Assoc.	4.000	09/01/48	1,257	1,104,991
Federal National Mortgage Assoc.	4.000	10/01/48	242	213,910
Federal National Mortgage Assoc.	4.000	03/01/49	660	580,011
Federal National Mortgage Assoc.	4.000	03/01/49	999	878,497
Federal National Mortgage Assoc.	4.000	07/01/49	213	185,234
Federal National Mortgage Assoc.	4.000	01/01/50	1,921	1,689,491
Federal National Mortgage Assoc.	4.000	05/01/50	2,013	1,762,975
Federal National Mortgage Assoc.	4.000	05/01/52	1,391	1,202,725
Federal National Mortgage Assoc.(kk)	4.336(s)	03/17/31	945	633,369
Federal National Mortgage Assoc.	4.500	08/01/40	57	52,594
Federal National Mortgage Assoc.	4.500	04/01/41	69	63,903
Federal National Mortgage Assoc.	4.500	06/01/41	159	146,779
Federal National Mortgage Assoc.	4.500	08/01/41	81	74,387
Federal National Mortgage Assoc.	4.500	08/01/41	223	205,974
Federal National Mortgage Assoc.	4.500	08/01/44	194	177,199
Federal National Mortgage Assoc.	4.500	01/01/45	106	97,213
Federal National Mortgage Assoc.	4.500	11/01/47	121	110,799
Federal National Mortgage Assoc.	4.500	06/01/48	167	152,006
Federal National Mortgage Assoc.	4.500	07/01/48	1,423	1,295,727
Federal National Mortgage Assoc.	4.500	12/01/48	134	122,118
Federal National Mortgage Assoc.	4.500	02/01/49	43	38,816
Federal National Mortgage Assoc.	4.500	09/01/52	254	227,106
Federal National Mortgage Assoc.	5.000	TBA	3,000	2,893,740
Federal National Mortgage Assoc.	5.000	TBA(tt)	4,500	4,148,437
Federal National Mortgage Assoc.	5.000	09/01/30	11	10,927
Federal National Mortgage Assoc.	5.000	10/01/40	97	92,615
Federal National Mortgage Assoc.	5.000	03/01/42	190	180,311
Federal National Mortgage Assoc.	5.000	10/01/47	155	145,737
Federal National Mortgage Assoc.	5.000	01/01/48	40	37,240
Federal National Mortgage Assoc.	5.000	06/01/49	899	842,236
Federal National Mortgage Assoc.	5.000	07/01/52	7,587	6,999,883

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	5.000%	08/01/52	1,361	$1,255,611
Federal National Mortgage Assoc.	5.500	TBA	13,000	12,329,687
Federal National Mortgage Assoc.	5.500	01/01/40	98	95,771
Federal National Mortgage Assoc.	6.000	10/01/36	52	52,109
Federal National Mortgage Assoc.	6.000	07/01/41	57	57,156
Federal National Mortgage Assoc.	6.500	TBA(tt)	4,000	3,975,607
Federal National Mortgage Assoc.(k)	6.625	11/15/30	485	526,426
Federal National Mortgage Assoc.(k)	7.125	01/15/30	80	88,338
Government National Mortgage Assoc.	2.000	03/20/51	1,088	841,773
Government National Mortgage Assoc.	2.000	07/20/51	442	341,712
Government National Mortgage Assoc.	2.500	TBA(tt)	3,500	2,787,148
Government National Mortgage Assoc.	2.500	12/20/46	244	197,748
Government National Mortgage Assoc.	2.500	01/20/51	4,538	3,624,441
Government National Mortgage Assoc.	2.500	03/20/51	1,708	1,362,193
Government National Mortgage Assoc.	2.500	05/20/51	7,796	6,222,280
Government National Mortgage Assoc.	2.500	07/20/51	2,426	1,935,917
Government National Mortgage Assoc.	2.500	08/20/51	3,233	2,579,255
Government National Mortgage Assoc.	2.500	10/20/51	793	632,002
Government National Mortgage Assoc.	3.000	07/20/42	369	310,372
Government National Mortgage Assoc.	3.000	03/20/43	248	208,828
Government National Mortgage Assoc.	3.000	08/20/43	47	39,304
Government National Mortgage Assoc.	3.000	09/20/43	92	77,282
Government National Mortgage Assoc.	3.000	01/20/44	86	72,135
Government National Mortgage Assoc.	3.000	05/20/45	87	73,461
Government National Mortgage Assoc.	3.000	08/15/45	104	87,918
Government National Mortgage Assoc.	3.000	05/20/46	538	451,584
Government National Mortgage Assoc.	3.000	07/20/46	857	721,476
Government National Mortgage Assoc.	3.000	08/20/46	47	39,379
Government National Mortgage Assoc.	3.000	10/20/46	269	225,616
Government National Mortgage Assoc.	3.000	03/20/47	558	467,928
Government National Mortgage Assoc.	3.000	01/20/48	70	58,970
Government National Mortgage Assoc.	3.000	08/20/48	1,181	986,664
Government National Mortgage Assoc.	3.000	07/20/49	397	331,669
Government National Mortgage Assoc.	3.000	09/20/49	494	412,094
Government National Mortgage Assoc.	3.000	12/20/49	549	457,564
Government National Mortgage Assoc.	3.000	01/20/50	2,544	2,119,843
Government National Mortgage Assoc.	3.000	02/20/50	112	93,194
Government National Mortgage Assoc.	3.000	09/20/50	328	271,968
Government National Mortgage Assoc.	3.000	10/20/51	462	381,115
Government National Mortgage Assoc.	3.000	11/20/51	861	712,368
Government National Mortgage Assoc.	3.500	01/15/42	61	53,924
Government National Mortgage Assoc.	3.500	12/20/42	177	154,282

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Government National Mortgage Assoc.	3.500%	01/20/43	264	$230,085
Government National Mortgage Assoc.	3.500	02/20/43	118	102,914
Government National Mortgage Assoc.	3.500	08/20/43	422	368,607
Government National Mortgage Assoc.	3.500	10/20/43	561	489,507
Government National Mortgage Assoc.	3.500	03/20/45	58	50,079
Government National Mortgage Assoc.	3.500	04/20/45	325	282,577
Government National Mortgage Assoc.	3.500	04/20/46	618	535,744
Government National Mortgage Assoc.	3.500	07/20/46	383	331,957
Government National Mortgage Assoc.	3.500	10/20/46	748	647,068
Government National Mortgage Assoc.	3.500	12/20/46	739	639,736
Government National Mortgage Assoc.	3.500	05/20/47	415	359,121
Government National Mortgage Assoc.	3.500	10/20/47	142	122,709
Government National Mortgage Assoc.	3.500	11/20/47	735	634,628
Government National Mortgage Assoc.	3.500	01/20/48	200	173,109
Government National Mortgage Assoc.	3.500	10/20/48	119	103,141
Government National Mortgage Assoc.	3.500	11/20/48	237	204,590
Government National Mortgage Assoc.	3.500	12/20/48	87	74,867
Government National Mortgage Assoc.	3.500	02/20/49	200	172,703
Government National Mortgage Assoc.	3.500	05/20/49	317	273,590
Government National Mortgage Assoc.	3.500	06/20/49	275	236,970
Government National Mortgage Assoc.	4.000	12/20/40	137	123,936
Government National Mortgage Assoc.	4.000	06/20/41	58	52,361
Government National Mortgage Assoc.	4.000	11/15/41	79	72,117
Government National Mortgage Assoc.	4.000	12/20/42	143	129,767
Government National Mortgage Assoc.	4.000	04/20/43	94	84,246
Government National Mortgage Assoc.	4.000	10/20/43	79	71,950
Government National Mortgage Assoc.	4.000	12/20/43	175	157,880
Government National Mortgage Assoc.	4.000	09/20/44	102	92,813
Government National Mortgage Assoc.	4.000	08/20/45	168	152,090
Government National Mortgage Assoc.	4.000	10/20/45	79	71,168
Government National Mortgage Assoc.	4.000	03/20/46	154	138,499
Government National Mortgage Assoc.	4.000	11/20/46	113	101,644
Government National Mortgage Assoc.	4.000	03/20/47	100	89,234
Government National Mortgage Assoc.	4.000	05/20/47	158	141,289
Government National Mortgage Assoc.	4.000	07/20/47	623	557,002
Government National Mortgage Assoc.	4.000	11/20/47	425	381,436
Government National Mortgage Assoc.	4.000	12/20/47	100	89,381
Government National Mortgage Assoc.	4.000	06/20/48	1,369	1,227,631
Government National Mortgage Assoc.	4.000	07/20/48	190	169,988
Government National Mortgage Assoc.	4.000	08/20/48	66	59,613
Government National Mortgage Assoc.	4.000	09/20/48	168	150,051
Government National Mortgage Assoc.	4.000	11/20/48	70	63,418

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Government National Mortgage Assoc.	4.000%	01/20/49	85	$75,981
Government National Mortgage Assoc.	4.000	02/20/49	172	154,334
Government National Mortgage Assoc.	4.000	03/20/49	107	95,125
Government National Mortgage Assoc.	4.000	06/20/52	1,934	1,700,810
Government National Mortgage Assoc.	4.500	12/20/41	297	278,834
Government National Mortgage Assoc.	4.500	10/20/43	43	39,960
Government National Mortgage Assoc.	4.500	01/20/44	57	53,455
Government National Mortgage Assoc.	4.500	04/20/44	191	177,597
Government National Mortgage Assoc.	4.500	03/20/45	46	43,170
Government National Mortgage Assoc.	4.500	07/20/46	91	84,421
Government National Mortgage Assoc.	4.500	08/20/46	83	77,250
Government National Mortgage Assoc.	4.500	11/20/46	73	67,637
Government National Mortgage Assoc.	4.500	01/20/47	476	442,192
Government National Mortgage Assoc.	4.500	01/20/48	60	54,818
Government National Mortgage Assoc.	4.500	02/20/48	388	356,161
Government National Mortgage Assoc.	4.500	03/20/48	41	37,248
Government National Mortgage Assoc.	4.500	07/20/48	64	59,115
Government National Mortgage Assoc.	4.500	08/20/48	25	22,658
Government National Mortgage Assoc.	4.500	12/20/48	122	111,413
Government National Mortgage Assoc.	4.500	05/20/52	2,498	2,261,584
Government National Mortgage Assoc.	4.500	07/20/52	3,588	3,246,024
Government National Mortgage Assoc.	4.500	08/20/52	7,281	6,588,306
Government National Mortgage Assoc.	5.000	10/20/37	5	4,929
Government National Mortgage Assoc.	5.000	09/20/40	56	54,060
Government National Mortgage Assoc.	5.000	04/20/45	31	29,834
Government National Mortgage Assoc.	5.000	08/20/45	113	107,566
Government National Mortgage Assoc.	6.000	12/15/39	77	78,197
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	645	486,325

Total U.S. Government Agency Obligations (cost $459,366,558)				402,619,936
U.S. Treasury Obligations 4.1%
U.S. Treasury Bonds	2.000	11/15/41	8,255	5,109,071
U.S. Treasury Bonds(h)(k)(kk)	2.250	05/15/41	31,330	20,535,836
U.S. Treasury Bonds(h)	2.375	02/15/42	18,960	12,519,525
U.S. Treasury Notes(k)	0.125	01/15/24	155	153,335
U.S. Treasury Strips Coupon	1.750(s)	08/15/42	415	149,595
U.S. Treasury Strips Coupon	2.014(s)	11/15/41	1,195	447,705
U.S. Treasury Strips Coupon(h)(k)	2.062(s)	05/15/41	34,830	13,405,468
U.S. Treasury Strips Coupon	2.324(s)	05/15/42	1,195	435,988
U.S. Treasury Strips Coupon	2.335(s)	08/15/44	1,620	525,930

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	2.340%(s)	02/15/43	2,210	$776,003
U.S. Treasury Strips Coupon	2.395(s)	11/15/43	377	127,164
U.S. Treasury Strips Coupon(k)	2.434(s)	11/15/42	16,395	5,833,674
U.S. Treasury Strips Coupon	2.434(s)	11/15/45	575	175,218
U.S. Treasury Strips Coupon(k)	2.436(s)	02/15/46	415	124,581
U.S. Treasury Strips Coupon	3.930(s)	02/15/41	1,400	546,219
U.S. Treasury Strips Coupon	5.331(s)	02/15/40	1,210	500,685
U.S. Treasury Strips Coupon	5.356(s)	05/15/40	510	206,829

Total U.S. Treasury Obligations (cost $99,010,922)				61,572,826

Total Long-Term Investments (cost $1,829,789,112)				1,595,950,713

	Shares
Short-Term Investments 1.7%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wb)	11,932,627	11,932,627
PGIM Institutional Money Market Fund (cost $14,105,623; includes $14,040,459 of cash collateral for securities on loan)(b)(wb)	14,117,235	14,110,177

Total Short-Term Investments (cost $26,038,250)		26,042,804

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 106.9% (cost $1,855,827,362)		1,621,993,517
Option Written*~ (0.0)%
(premiums received $0)		(50)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 106.9% (cost $1,855,827,362)		1,621,993,467
Liabilities in excess of other assets(z) (6.9)%		(104,889,283)

Net Assets 100.0%		$1,517,104,184

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
BOA	Bank of America, N.A.
CBOE	Chicago Board Options Exchange
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
COFI	Cost of Funds Index
DAC	Designated Activity Company
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MTN	Medium Term Note
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PO	Principal Only
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5,529 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,778,435; cash collateral of $14,040,459 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $42,500,000 is 2.8% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Option Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	13,790	$(50)
(premiums received $0)
Futures contracts outstanding at October 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
18	3 Month CME SOFR	Dec. 2023	$4,259,250	$1,218
50	3 Month CME SOFR	Mar. 2024	11,820,000	(4,167)
18	3 Month CME SOFR	Jun. 2024	4,258,125	(1,180)
18	3 Month CME SOFR	Sep. 2024	4,267,125	(445)
475	2 Year U.S. Treasury Notes	Dec. 2023	96,150,391	(350,158)
120	5 Year U.S. Treasury Notes	Dec. 2023	12,537,187	(58,962)
273	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	30,729,563	(3,520,321)
				(3,934,015)
Short Positions:
15	10 Year U.S. Treasury Notes	Dec. 2023	1,592,578	(1,896)
52	10 Year U.S. Ultra Treasury Notes	Dec. 2023	5,659,063	321,920
549	20 Year U.S. Treasury Bonds	Dec. 2023	60,081,188	4,523,699
				4,843,723
				$909,708

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Credit default swap agreements outstanding at October 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	11/14/23	0.500%(M)	8,559	*	$5,579	$(55)	$5,634	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2023(4)	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	15,581	0.794%	$198,168	$161,337	$(36,831)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at October 31, 2023:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
79,125	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.350%	$—	$(54,088)	$(54,088)
10,388	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.350%	—	(52,769)	(52,769)
13,356	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.350%	—	(25,394)	(25,394)
30,246	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.350%	—	(70,836)	(70,836)
40,800	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.350%	—	201,890	201,890
2,245	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.350%	415	2,906	2,491
				$415	$1,709	$1,294

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at October 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54 bps(T)/ 4.790%	JPM	03/20/24	(7,716)	$647,763	$—	$647,763

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Total return swap agreements outstanding at October 31, 2023 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +20 bps(T)/ 5.530%	JPM	12/02/23	19,925	$(3,662,105)	$—	$(3,662,105)
U.S. Treasury Bond(T)	1 Day USOIS +17 bps(T)/ 5.500%	GSI	01/10/24	40,595	(3,925,916)	—	(3,925,916)
U.S. Treasury Bond(T)	1 Day USOIS +19 bps(T)/ 5.520%	GSI	02/01/24	22,845	(3,197,166)	—	(3,197,166)
U.S. Treasury Bond(T)	1 Day USOIS +18 bps(T)/ 5.510%	JPM	02/05/24	17,605	(2,157,730)	—	(2,157,730)
U.S. Treasury Bond(T)	1 Day USOIS +20 bps(T)/ 5.530%	BOA	03/08/24	29,165	(2,683,861)	—	(2,683,861)
					$(14,979,015)	$—	$(14,979,015)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).